Product Information Notice Dated June 19, 2012

Effective June 29, 2012, the Columbia Variable Portfolio - Diversified Equity Income Fund is renamed Columbia Variable Portfolio – Dividend Opportunity Fund.

This Notice should be retained for future reference.

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